Basis of presentation	12 Months Ended
Mar. 27, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:
These consolidated financial statements, which include the accounts of Birks Group Inc. for all periods presented for the fiscal years ended March 27, 2021, March 28, 2020, and March 30, 2019, are reported in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.
The most significant estimates and judgments include the assessment of the going concern assumption, the valuation of inventories, accounts receivable, right-of-use
assets and operating lease liabilities, deferred tax assets, and the recoverability of long-lived assets and right of use assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.
Future operations
These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company funds its operations primarily through committed financing under its senior secured credit facility and its senior secured term loan described in Note 6. The senior secured credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund the Company’s day-to-day
operations and for other general corporate purposes.
In March 2020, the World Health Organization declared the outbreak of the novel coronavirus disease
(COVID-19)
a pandemic and a global emergency. In response to this pandemic, many government authorities have taken preventative and protective actions to contain the spread of the virus, including imposing restrictions on business operations and travel and advising individuals to limit or forego their time outside of their homes. As a result of the measures adopted by the Canadian Federal and provincial governments to mitigate the spread of the virus, and in order to ensure the health and safety of its employees, customers and the community, the Company temporarily closed all of its retail locations in Canada effective on March 18, 2020. This adversely impacted the Company’s operations for the remaining thirteen days of fiscal 2020 and fiscal 2021. In the first two months of fiscal 2021, the Company’s only sales were derived from its e-commerce business
as well as its concierge telephone service, which, along with its distribution center, continued to operate with strict cleaning protocols and social distance measures in place, in accordance with local government guidelines. During the months of June 2020 and July 2020, the Company gradually re-opened its
stores across Canada as the federal and provincial government authorities loosened the protective actions and restrictions imposed at the outset of the pandemic outbreak. At the end of July 2020, the Company had re-opened all
of its retail stores, albeit at reduced operating hours. As a result of provincial restrictions to address the subsequent “waves” of the COVID-19 pandemic,
the Company has since experienced intermittent government mandated closures of its retail stores as well as capacity restrictions. Six of our Ontario stores, including our Bloor street flagship store, were temporarily closed for a 15 week period between November 23, 2020 and March 9, 2021. Our remaining four Ontario stores were temporarily closed for a 12 week period between November 23, 2020 and February 16, 2021. Our five Quebec stores were temporarily closed for a six week period between December 26, 2020 and February 8, 2021. Our Manitoba store was temporarily closed for a ten week period between November 12, 2020 and January 23, 2021. During the third and fourth quarters of fiscal 2021, 16 of our 29 retail stores, representing 55% of our network, were temporarily closed for in-person
shopping (but the majority remained open for concierge service and curbside pick-up)
due to government orders for average durations of six to fifteen weeks, respectively.
As at June 17, 2021, nine of our ten retail stores in Ontario are closed for in-person
shopping until at least July 6, 2021.
As a result of these developments, the Company took action to substantially reduce its operating costs across all areas of the business and to actively manage liquidity. These actions included: the temporary layoff of the majority of our employees without pay during the period of store closures, temporary base salary reductions at the corporate head office including of our executive officers and members of our Board of Directors; certain reductions in marketing expenses, the negotiation of extended credit terms with the majority of our vendors and rent relief with our landlords, and the postponement of capital expenditures through the first three quarters of fiscal year 2021. In addition, the Company has reduced inventory purchases where possible. The Company has also applied for and received $1.4 million of funding from a financial relief program offered by the Federal government, the Canada Emergency Wage Subsidy (“CEWS”) program, which has partially reimbursed payroll expenses for periods in which the Company met the applicable qualification criteria. The Company has determined that it has also qualified for the Canad
a
 Emergency Rent Subsidy (“CERS”) program for periods from November 2020 to March 2021 and has recognized $0.5 million of CERS.
The current economic, business and retail climates have significantly changed since March 2020 and as such, the Company cannot predict the degree to, or the time period over which its sales and operations will continue to be affected by the pandemic, changes to consumer behavior and spending as a result of the pandemic, or the materiality of the effects of the pandemic, or the restrictions and impact resulting from the pandemic, on the Company. The Company continues to and expects to continue to operate through its senior secured credit facility.
However, COVID-19 has
resulted, and may continue to result, in significant disruption to global financial markets, which could have a negative impact on the Company’s ability to access capital in the future. Given the uncertainty, the Company is considering pursuing other actions to enhance its liquidity position.
For fiscal 2021, the Company reported a net loss of $5.8 million. The Company reported net losses from continuing operations of $12.2 million and $18.3 million (and consolidated net losses of $12.8 million $18.7 million) for fiscal 2020 and fiscal 2019, respectively. The Company used cash in operating activities from continuing operations of $1.7 million, $3.3 million, and $4.3 million for fiscal 2021, 2020, and 2019, respectively. The Company also had a negative working capital (defined as current assets less current liabilities) as at March 27, 2021 and March 28, 2020.
On July 8, 2020, the Company secured a new
six
-year
term loan with Investissement Québec, the sovereign fund of the province of Québec, in the amount of

$
10.0
 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of
3.14
% per annum and is repayable in
60
equal payments beginning in July 2021. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. As at March 27, 2021, the Company had a working capital ratio of 1.03. On June 2, 2021, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 26, 2022.
The Company’s ability to meet its cash flow requirements in order to fund its operations is dependent upon its ability to attain profitable operations and/or continued adherence to the terms of its committed financings, obtain favorable payment terms from suppliers, as well as to maintain specified excess availability levels under its senior secured credit facility and its senior secured term loan. The Company is required to adhere to under both its senior secured credit facility and its senior secured term loan a financial covenant that requires that the Company maintain minimum excess availability of not less than

$8.5 million at all times, except that the Company shall not be in breach of this covenant if excess availability falls below $8.5 million for not more than two consecutive business days once during any fiscal month. In the event that excess availability falls below the minimum requirement, this would be considered an event of default under the senior secured credit facility and under the senior secured term loan, that would result in the outstanding balances borrowed under the Company’s senior secured credit facility and senior secured term loan becoming due immediately, which would also result in cross defaults on the Company’s other borrowings. Similarly, both the Company’s senior secured revolving credit facility and the senior secured term loan are subject to cross default provisions with all other loans pursuant to which the Company is in default of any other loan, the Company will immediately be in default of both the senior secured revolving credit facility and the senior secured term loan. The Company met its excess availability requirement as of and throughout the year ended March 27, 2021 and as of the date the financial statements were authorized for issuance. In addition, the Company expects to have excess availability of at least $8.5 million for at least the next twelve months from the date of these financial statements.
The Company’s ability to make scheduled payments of principal, or to pay interest, or to fund planned capital expenditures and store operations will also depend on its ability to maintain adequate levels of available borrowing, obtain favorable payment terms from suppliers and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control.
The Company continues to be actively engaged in identifying alternative sources of financing that include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from government sources. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company if at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.
The Company’s lenders under its senior secured credit facility and its senior secured term loan may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under the Company’s credit facilities (customary for asset-based loans), at their reasonable discretion, to: (i) ensure that the Company maintains adequate liquidity for the operation of its business, (ii) cover any deterioration in the amount of value of the collateral, and (iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that the Company’s lenders may impose at their reasonable discretion. No discretionary reserves were imposed during fiscal 2021, fiscal 2020 and fiscal 2019 by the Company’s current or former lenders.
Certain adverse conditions and events outlined above require consideration of management’s plans, which management believes mitigate the effect of such conditions and events. Management plans include continuing to manage liquidity actively which allows for adherence to excess availability requirements, and where necessary cost reductions, which include reducing future purchases, maintaining reduced marketing and general operating expenses, the continued postponement of certain capital expenditures and obtaining favorable payment terms from suppliers. Notwithstanding, the Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months from the date of issuance of these financial statements.